Offerings - Offering: 1	Oct. 14, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share(3)
Amount Registered | shares	14,688,572
Proposed Maximum Offering Price per Unit | $ / shares	3.25
Maximum Aggregate Offering Price	$ 47,737,859.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,592.60
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.Estimated in accordance with Rules 457(c) solely for purposes of calculating the registration fee, based on the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Capital Market on October 7, 2025 ($3.25 per share of common stock).Consists of an aggregate of 14,688,572 shares of the Registrant’s common stock issuable upon the exercise of outstanding warrants of the Registrant.